Other Receivables and Prepayments (Tables)	6 Months Ended
Jun. 30, 2024
Other Receivables and Prepayments [Abstract]
Schedule of Other Receivables and Prepayments	Other receivables and prepayments as of June 30, 2024 and December 31, 2023 consisted of:
	June 30, 2024	December 31, 2023
	(Unaudited)
Prepaid research and development expenses	$181,276	$185,633
Prepaid insurance	145,662	33,815
Prepaid service fee	71,777	46,303
Rental deposits	11,967	102,109
Prepaid rental expenses	2,625	15,683
Receivables for reimbursement of reverse takeover related expenses	280,000	-
Other receivables	17,417	22,275
Others	14,892	16,253
	$725,616	$422,071